SCHEDULE OF OTHER INCOME (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Other Income and Expenses [Abstract]
Interest income	$ 1,323	$ 2,753	$ 4,000
Other income	136
Insurance claim	1,541
Fixed deposit interest	4,124	23,077	146,653
Gain on derecognition of operating lease right-of-use asset	1,437
Forfeited customer advances	544	226,065
Other income	$ 9,105	$ 251,895	$ 150,653